Intangible Assets, Net - Schedule of Intangible Assets with Definite Useful Lives (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 42,954,338	$ 42,344,454
Accumulated amortization	(15,411,509)	(15,468,932)
Provision for impairment	(24,203,165)	(24,545,745)
Intangible assets, net	3,339,664	2,329,777
Land use right [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	2,482,727	2,562,689
License [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	3,804,294	4,180,417
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	4,877,089	5,034,167
Patent [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	29,879,744	29,879,744
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	1,905,520	687,437
Long-Term Contract [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 4,964